Retirement Plans (Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets, ending	$ 5,461	$ 5,011
Noncurrent assets	377	438
Noncurrent liability	(564)	(539)
U.S. Plans [Member]
Change in projected benefit obligation [Roll Forward]
Projected benefit obligation, beginning	3,863	4,203
Service cost	59	70	55
Interest cost	182	167	172
Actuarial (gain) loss	415	(403)
Benefits paid	(188)	(176)
Foreign currency translation and other	5	2
Projected benefit obligation, ending	4,336	3,863	4,203
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets, beginning	4,112	3,719
Actual return on plan assets	461	454
Employer contributions	85	113
Benefits paid	(188)	(176)
Foreign currency translation and other	3	2
Fair value of plan assets, ending	4,473	4,112	3,719
Amount recognized in the balance sheet	137	249
Noncurrent assets	344	435
Current liability	(10)	(10)
Noncurrent liability	(197)	(176)
Pretax accumulated other comprehensive loss	(961)	(871)
Non-U.S. Plans [Member]
Change in projected benefit obligation [Roll Forward]
Projected benefit obligation, beginning	1,269	1,143
Service cost	32	31	27
Interest cost	53	46	50
Actuarial (gain) loss	89	85
Benefits paid	(47)	(46)
Foreign currency translation and other	(66)	10
Projected benefit obligation, ending	1,330	1,269	1,143
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets, beginning	899	809
Actual return on plan assets	106	86
Employer contributions	45	47
Benefits paid	(47)	(46)
Foreign currency translation and other	(15)	3
Fair value of plan assets, ending	988	899	809
Amount recognized in the balance sheet	(342)	(370)
Noncurrent assets	33	3
Current liability	(8)	(10)
Noncurrent liability	(367)	(363)
Pretax accumulated other comprehensive loss	$ (346)	$ (343)